Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate Disclosure
REAL ESTATE

As of December 31, 2011, we owned 45 commercial properties in the Houston, Dallas, San Antonio, Phoenix and Chicago areas comprising approximately 3.6 million square feet of gross leasable area.

Property Acquisitions. On December 28, 2011, we acquired the Shops at Starwood, a property that meets our Community Centered Property strategy, for approximately $15.7 million in cash and net prorations. The class A center, which was 98% occupied at the time of purchase, contains 55,385 square feet of gross leasable area, located in Frisco, Texas, a northern suburb of Dallas. The Shops at Starwood has a complementary tenant mix of restaurants, fashion boutiques, salons and second-level office space. Revenue and income of $13,000 and $7,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On December 28, 2011, we acquired Starwood Phase III, a 2.73 acre parcel of undeveloped land adjacent to the Shops at Starwood for approximately $1.9 million, including a non-recourse loan we assumed for $1.4 million, secured by the land, and cash of $0.5 million. The Phase III development site fronts the Dallas North Tollway within the Tollway Overlay District, which grants the highest allowed density of any zoning district. No revenue or income has been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On December 28, 2011, we acquired Pinnacle of Scottsdale Phase II ("Pinnacle Phase II"), a 4.45 acre parcel of developed land adjacent to Pinnacle for approximately $1.0 million in cash and net prorations. Pinnacle Phase II has approximately 400 linear feet of frontage on Scottsdale Road and the potential for additional retail development. No revenue or income has been included in our results of operations for the year ended December 31, 2011 since the date of acquisition. As of the date of the acquisition, the estimated fair value of the land was $1.0 million. No other assets or liabilities were recorded at the date of acquisition.

On December 22, 2011, we acquired Phase I of Pinnacle of Scottsdale ("Pinnacle"), a property that meets our Community Centered Property strategy, for approximately $28.8 million, including a non-recourse loan we assumed for $14.1 million, secured by the property and cash of $14.7 million. Pinnacle is a 100% occupied Class A Community Center with 113,108 square feet of gross leasable area in North Scottsdale. The tenant mix at Pinnacle includes Safeway®, Ace® Hardware, Shell® Oil, Hornacek’s House of Golf, Jade Palace, Jalapeno Inferno, SubwayTM, Stag Tobacconist, Starbucks© Coffee, Pinnacle Peak Dentistry, and a variety of other convenience service providers. Revenue and income of $73,000 and $49,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On August 16, 2011, we acquired Ahwatukee Plaza Shopping Center, a property that meets our Community Centered Property strategy, for approximately $9.3 million in cash and net prorations. The center contains 72,650 square feet of gross leasable area, located in the Ahwatukee Foothills neighborhood in south Phoenix, Arizona. Revenue and income of $446,000 and $318,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On August 8, 2011, we acquired Terravita Marketplace, a property that meets our Community Centered Property strategy, containing 102,733 square feet of gross leasable area, inclusive of 51,434 square feet leased to two tenants pursuant to ground leases, located in Scottsdale, Arizona for approximately $16.1 million in cash and net prorations. Terravita Marketplace is surrounded by the gated golf course residential community of Terravita, which was developed by DelWebb Corporation/Pulte, with homes ranging in price from $250,000 to $1 million. Revenue and income of $677,000 and $458,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On June 28, 2011, we acquired Gilbert Tuscany Village, a property that meets our Community Centered Property strategy, containing 49,415 square feet of gross leasable area, located in Gilbert, Arizona for approximately $5.0 million in cash and net prorations. Gilbert Tuscany Village is surrounded by densely populated, high-end residential developments and is located approximately one mile from Banner Gateway Medical Center, a 60-acre medical complex that is partnering with MD Anderson to add a new 120,000 square foot cancer outpatient center. Revenue and loss of $152,000 and $7,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On April 13, 2011, we acquired Desert Canyon Shopping Center, a property that meets our Community Centered Property strategy, for approximately $3.65 million in cash and net prorations. The center contains 62,533 square feet of gross leasable area, inclusive of 12,960 square feet leased to two tenants pursuant to ground leases, and is located in Mcdowell Mountain Ranch in northern Scottsdale, Arizona. Situated at a prime intersection at East McDowell Mountain Ranch Road and 105th Street, Desert Canyon is the nearest retail and office space to McDowell Mountain Elementary and Junior High Schools. Located adjacent to the Sonora Mountain Desert Preserve, a lighted trail and jogging path wind directly into the Desert Canyon site and provide access from the surrounding upscale residential neighborhoods. Revenue and income of $465,000 and $185,000, respectively, have been included in our results of operations for the year ended December 31, 2011 since the date of acquisition.

On November 1, 2010, we acquired MarketPlace at Central, a property that meets our Community Centered Property strategy, containing 111,130 square feet of gross leasable area, located in central Phoenix, Arizona for approximately $6.4 million in cash and net prorations. The property is situated in an ideal location across the street from John C. Lincoln Hospital, the major employer in the area, and within a quarter mile from Sunnyslope High School.

On September 28, 2010, we acquired The Citadel, a property that meets our Community Centered Property strategy, containing 28,547 square feet of gross leasable area located in Scottsdale, Arizona for approximately $2.2 million in cash and net prorations. The property is strategically located at a prime intersection at Pinnacle Peak and Pima Roads.

On January 16, 2009, we acquired Spoerlein Commons, a property that meets our Community Centered Property strategy, containing 41,396 square feet of gross leasable area located in Buffalo Grove, Illinois for approximately $9.4 million, including cash of $5.5 million, issuance of 703,912 OP units valued at approximately $3.6 million and credit for net prorations of $0.3 million. The property is a two-story complex of retail, medical and professional office tenants.  We acquired the property from Midwest Development Venture IV, an Illinois limited partnership controlled by James C. Mastandrea, Whitestone's Chairman, President and Chief Executive Officer.  Because of Mr. Mastandrea’s relationship with the seller, a special committee consisting solely of the independent trustees of Whitestone, negotiated the terms of the transaction, which included the use of an independent appraiser to value the property.

Unaudited pro forma results of operations. The results of Spoerlein Commons prior to acquisition are considered immaterial and are therefore not included below. The pro forma unaudited results summarized below reflect our consolidated pro forma results of operations as if our acquisitions for the years ended December 31, 2011 and 2010 were acquired on January 1, 2009 and includes no other material adjustments:

UNAUDITED PRO FORMA RESULTS OF OPERATIONS

INCOME STATEMENT DATA	Year Ended December 31,
	2011	2010	2009
Operating revenue	$41,739	$40,725	$41,994
Net income	$4,740	$5,842	$6,254

Acquisition costs. Acquisition-related costs of $666,000, $46,000 and $75,000 are included in general and administrative expenses in the Company’s income statements for the years ended December 31, 2011, 2010 and 2009, respectively.

Property dispositions. On July 22, 2011, we sold Greens Road Plaza, located in Houston, Texas, for $1.8 million in cash and net prorations. We have reinvested the proceeds from the sale of the 20,607 square foot property located in northeast Houston in acquisitions of Community Centered Properties in our target markets. As a result of the transaction, we recorded a gain on sale of property of $0.4 million for the year ended December 31, 2011.